Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Vessels And Other Fixed Assets, Net (Abstract)
Vessels and Other Fixed Assets, Net
6.           Vessels and Other Fixed Assets, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2010	December 31, 2011
Cost
Vessels	$736,831	$876,778
Other fixed assets	575	587
Impairment charge	-	(62,020)
Total cost	737,406	815,345
Accumulated depreciation	(126,589)	(176,813)
Vessels and other fixed assets, net	$610,817	$638,532

Vessel disposed during the year ended December 31, 2009

On July 21, 2009, the Company entered into a Memorandum of Agreement to sell the Star Alpha, a vessel from the initial fleet, to a third party for a contracted sales price of $19,850 less costs to sell of $721.  The vessel was delivered to its new owners on December 21, 2009.  Star Alpha was classified as asset held for sale during the third quarter of 2009 and recorded at the lower of its carrying amount or fair value less costs to sell.  The resulting impairment loss of $75,208 is included under "Vessel impairment loss" in the accompanying consolidated statements of operations for the year ended December 31, 2009.

Vessel disposed during the year ended December 31, 2010

On January 18, 2010, the Company entered into a Memorandum of Agreement for the sale of the Star Beta to a third party for a contracted sales price of $22,000,at that date the Star Beta was classified as asset held for sale and was recorded at the lower of its carrying amount or fair value less cost to sell. The resulting impairment loss of $34,947 for the year ended December 31, 2010, is included under "Vessel impairment loss" in the accompanying consolidated statements of operations. The vessel was delivered to its new owners on July 7, 2010.

Vessel acquired during the year ended December 31, 2010

On February 18, 2010, the Company entered into a Memorandum of Agreement for the acquisition of the vessel Star Aurora for a contracted price of $42,500.The vessel delivered to the Company on September 8, 2010. The Company also capitalized an amount of $1,400 for the early delivery of the vessel, as per the Memorandum of Agreement terms, plus an amount of $139 as other capitalized expenses, related to the acquisition of the vessel.

Vessels acquired during the year ended December 31, 2011

On May 12, 2011, the Company entered into an agreement with Donatus Marine Inc, or Donatus Marine, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas to acquire a 1996-built Capesize vessel, the Star Big, ex- Big Fish along with its long-term time charter, for an aggregate purchase price of $27,800.The Star Big is under a long-term time charter with a multinational mining company at a rate of $25 per day until November 2015. The vessel was delivered to the Company on July 25, 2011 and the same day the vessel underwent its scheduled drydocking. The Company capitalized the related drydocking expense, which amounted to $1,780 plus an amount of $41, as other capitalized expenses, related to the acquisition of the vessel.

On the same date, the Company also entered into an agreement with Barrington Corporation, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas to acquire a 1994-built Capesize vessel, the Star Mega, ex- Megalodon along with its long-term time charter, for an aggregate purchase price of $23,700.The Star Mega is under a long-term time charter with a multinational mining company at a rate of $24.5 per day until August 2014. The vessel was delivered to the Company on August 16, 2011.  The Company capitalized an amount of $160 as other capitalized expenses, related to the acquisition of the vessel.

On September 9, 2011 and November 14, 2011 the Company took delivery from the shipyard of the vessels Star Borealis and Star Polaris, respectively (Note 5).

No vessel disposals took place in the year ended December, 31, 2011.

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review indicated that such carrying amount was not recoverable for two of the Company's vessels; the Star Ypsilon and the Star Sigma. The Company recognized an impairment loss of $62,020 for the year ended December 31, 2011, which is included under "Vessel impairment loss" in the consolidated statements of operations (Note 19).